Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt
($ amounts in thousands)

	June 30,	December 31,
	2013	2012
Senior credit facilities:
Senior secured term loan	$1,060,670	$1,052,363
Senior secured revolving credit facility	—	—
7.375% senior notes	490,000	490,000
	1,550,670	1,542,363
Less unamortized debt discount to senior secured term loan	(8,523)	—
Less current portion	(10,660)	(10,550)
Long-term debt	$1,531,487	$1,531,813

($ amounts in thousands)

	December 31, 2012	December 31, 2011
	(Successor)	(Predecessor)
Pre-merger term loan facility	$—	$345,625
Senior credit facilities:
Senior secured term loan	1,052,363	—
Senior secured revolving credit facility	—	—
7.375% senior notes	490,000	—
	1,542,363	345,625
Less current portion	(10,550)	(21,875)
Long-term debt	$1,531,813	$323,750

Schedule of Debt Maturities	Debt Maturities as of June 30, 2013 ($ amounts in thousands)

2013	$5,330
2014	10,660
2015	10,660
2016	10,660
2017	10,660
2018	10,660
2019	1,002,040
2020	490,000
Total debt at June 30, 2013	$1,550,670

Debt Maturities as of December 31, 2012	($ amounts in thousands)
2013	$10,550
2014	10,550
2015	10,550
2016	10,550
2017	10,550
2018	10,550
2019	989,063
2020	490,000
Total debt at December 31, 2012	$1,542,363